Significant Related Party Transactions - Summary of Registered Capital of Related Parties with Control Relationship and Changes (Detail) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions		CNY (¥)	USD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		¥ 4,600
Registered capital of related parties with control, ending balance		4,600
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		4,000
Registered capital of related parties with control, ending balance		4,000
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		3,400
Registered capital of related parties with control, ending balance		3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		1,991
Registered capital of related parties with control, ending balance		1,991
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		1,288
Registered capital of related parties with control, ending balance		1,288
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		200
Registered capital of related parties with control, ending balance		200
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		6,800
Registered capital of related parties with control, ending balance		6,800
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	1,730
Decrease in registered capital of related parties with control	[1]	(200)
Registered capital of related parties with control, ending balance	[1]	1,530
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance | $			$ 2
Registered capital of related parties with control, ending balance | $			$ 2
Xi'an Shengyi Jingsheng Real Estate Co., Ltd. ("Shengyi Jingsheng") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		1,131
Registered capital of related parties with control, ending balance		1,131
Dalian Hope Building Company Ltd. ("Hope Building") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		484
Registered capital of related parties with control, ending balance		¥ 484

[1]	The Group reduced its capital contribution to CL Health by RMB200 million for the year ended 31 December 2019. As at 4 September 2019, CL Health completed the business registration modification procedure for the registered capital with the amount reduced from RMB1,730 million to RMB1,530 million.